Other Income/(Expense)-Net (Schedule Of Other Income-Net From Continuing Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Income/(Expense)-Net [Abstract]
Market value gains related to deferred compensation trusts	$ 148	$ 3,118	$ 4,982
Loss on disposal of property and equipment	(698)	(640)	(320)
Interest income/ (expense)	281	(29)	847
Other - net	(418)	72	(39)
Total other income/(expense)	$ (687)	$ 2,521	$ 5,470